Inventories, Net (Details) - Schedule of Inventories - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Inventory	$ 236,739	$ 442,681
Less: reserve for obsolete inventories	(17,234)	(12,011)
Total	$ 219,505	$ 430,670